Organization and Operations	6 Months Ended
Jun. 30, 2018
Organization and Operations
Organization and Operations

1. Organization and Operations

        GasLog Partners LP ("GasLog Partners" or the "Partnership") was formed as a limited partnership under the laws of the Marshall Islands on January 23, 2014, as a wholly owned subsidiary of GasLog for the purpose of initially acquiring the interests in three liquefied natural gas ("LNG") carriers (or the "Initial Fleet") that were contributed to the Partnership by GasLog in connection with the initial public offering of its common units (the "IPO").

        On May 3, 2017, GasLog Partners acquired from GasLog 100% of the ownership interests in GAS-eleven Ltd., the entity that owns a 174,000 cubic meter ("cbm") LNG carrier, the GasLog Greece, for an aggregate purchase price of $219,000.

        On July 3, 2017, GasLog Partners acquired from GasLog 100% of the ownership interests in GAS-thirteen Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Geneva, for an aggregate purchase price of $211,000.

        On October 20, 2017, GasLog Partners acquired 100% of the ownership interests in GAS-eight Ltd., the entity that owns a 155,000 cbm LNG carrier, the Solaris, for an aggregate purchase price of $185,900.

        On April 26, 2018, GasLog Partners acquired 100% of the ownership interests in GAS-fourteen Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Gibraltar, for an aggregate purchase price of $207,000.

        The acquisitions of the GasLog Greece, the GasLog Geneva, the Solaris and the GasLog Gibraltar from GasLog were accounted for as reorganizations of companies under common control. The Partnership's historical results were retroactively restated to reflect the historical results of GAS-eleven Ltd., the entity that owns the GasLog Greece, GAS-thirteen Ltd., the entity that owns the GasLog Geneva, GAS-eight Ltd., the entity that owns the Solaris and GAS-fourteen Ltd., the entity that owns the GasLog Gibraltar, from their respective dates of incorporation by GasLog. The carrying amounts of assets and liabilities included are based on the historical carrying amounts of such assets and liabilities recognized by the subsidiaries.

        As of June 30, 2018, GasLog holds a 29.1% interest in the Partnership. As a result of its 100% ownership of the general partner, and the fact that the general partner elects the majority of the Partnership's directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership's affairs and policies.

        The Partnership's principal business is the acquisition and operation of vessels in the LNG market, providing transportation services of LNG on a worldwide basis under long-term charters. GasLog LNG Services Ltd. ("GasLog LNG Services" or the "Manager"), a related party and a wholly owned subsidiary of GasLog, incorporated under the laws of the Bermuda, provides technical services to the Partnership.

        On May 18, 2018, the Partnership through the GasLog Shanghai entered the Cool Pool, an LNG carrier pooling arrangement which was established by GasLog, Dynagas Ltd. and Golar LNG Ltd. (the "Cool Pool") on October 1, 2015 to market their vessels operating in the LNG shipping spot market. The Cool Pool allows the participating owners to optimize the operation of the pool vessels through improved scheduling ability, cost efficiencies and common marketing. The objective of the Cool Pool is to serve the growing LNG market by providing customers with reliable, flexible, and innovative solutions to meet their increasingly complex shipping requirements. As of June 30, 2018, the Cool Pool consists of 17 modern efficient tri-fuel diesel electric ("TFDE") LNG carriers in the 155,000-170,000 cbm range. The Cool Pool charters the vessels for periods up to one year in duration as agents for the owners, who each remain responsible for the technical and commercial operation of their vessels and performance of the contracts.

        As of June 30, 2018, the companies listed below were 100% held by the Partnership:

Name	Place of incorporation	Date of incorporation	Principal activities	Vessel	Cargo Capacity (cbm)	Delivery Date
GAS-three Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Shanghai	155,000	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Santiago	155,000	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	GasLog Sydney	155,000	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	GasLog Seattle	155,000	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	Solaris	155,000	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Greece	174,000	March 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Geneva	174,000	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Gibraltar	174,000	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Rita Andrea	145,000	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Jane Elizabeth	145,000	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Alison Victoria	145,000	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Shirley Elisabeth	145,000	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Heather Sally	145,000	June 2014
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—